Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Available-for-Sale Investments Include Convertible Bonds and Redeemable Preferred Shares Measured and Recorded at Fair Value on Recurring Basis

As of December 31, 2017 and 2018, the financial assets and liabilities measured at fair value on a recurring basis mainly consist of the available-for-sale investments, such as the convertible bonds and redeemable preferred shares, which are recorded in short-term and long-term investments. The fair value hierarchy of these investments as of December 31, 2017 and 2018 are as follows:

	As of December 31, 2017
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Convertible bonds	—	14,130	—	14,130
Redeemable preferred shares	—	20,077	—	20,077
Total:	—	34,207	—	34,207

	As of December 31, 2018
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Convertible bonds	—	50,482	—	50,482
Redeemable preferred shares	—	84,169	—	84,169
Total:	—	134,651	—	134,651